Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Domestic	$ 159,330	$ 95,226	$ 160,749
Foreign	17,712	8,778	38,612
Income before income taxes	$ 177,042	$ 104,004	$ 199,361